ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Schedule of accounts payable and accrued charges and provisions

	2023	2022
Trade and accruals	$731.3	$502.6
Salaries and employee benefits	127.8	72.1
Interest payable	52.2	42.9
Provisions and other	9.6	11.9
	$920.9	$629.5